UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-21179

          BlackRock New York Insured Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Insured Municipal Income Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:      888-825-2257

Date of fiscal year end:      August 31, 2007
Date of reporting period:      November 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2006 (Unaudited)
BlackRock New York Insured Municipal Income Trust (BSE)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		LONG-TERM INVESTMENTS—153.3%
		New York—140.3%
AAA	$ 5,000	Convention Ctr. Operating Corp., Recreational Fac. Impvts. Hotel Occupancy Tax RB,
		5.00%, 11/15/44, AMBAC	11/15 @ 100	$5,341,050
		Dorm. Auth.,
AAA	7,000	Hlth., Hosp. & Nursing Home Impvts. RB, Hosp. Lutheran Med. Proj., 5.00%, 8/01/31,
		MBIA	02/13 @ 100	7,430,080
AAA	10,000[3]	Hlth., Hosp. & Nursing Home Impvts. RB, Memorial Sloan Kettering Ctr. Proj., Ser. 1,
		Zero Coupon, 7/01/30, MBIA	ETM	3,911,100
AAA	5,000	Hlth., Hosp. & Nursing Home Impvts. RB, New York Presbyterian Hosp. Proj., 5.00%,
		8/01/32, AMBAC	02/08 @ 101	5,117,900
AAA	7,000	Hlth., Hosp. & Nursing Home RB, St. Barnabas Hosp. Proj., Ser. A, 5.00%, 2/01/31,
		AMBAC	08/12 @ 100	7,402,500
AAA	2,000	Hlth., Hosp. & Nusring Home RB, Winthrop South Nassau Univ. Proj., Ser. A, 5.25%,
		7/01/31, AMBAC	07/11 @ 101	2,138,420
AAA	2,000	Sch. Impvts. Ad Valoreum Ppty. Tax RB, Sch. Dist. Fin. Proj., Ser. A, 5.00%, 4/01/31,
		MBIA	10/12 @ 100	2,118,020
AAA	3,500	Sch. Impvts. Ad Valoreum Ppty. Tax RB, Sch. Dist. Fin. Proj., Ser. D, 5.00%, 10/01/30,
		MBIA	10/12 @ 100	3,706,535
AAA	5,000	Univ. & Coll. Impvts. RB, Brooklyn Law Sch. Proj., Ser. B, 5.125%, 7/01/30, XLCA	07/13 @ 100	5,331,650
AAA	2,500	Univ. & Coll. Impvts. RB, Fit Student Hsg. Corp. Proj., 5.125%, 7/01/34, FGIC	07/14 @ 100	2,690,000
AAA	3,160	Univ. & Coll. Impvts. RB, Iona Coll. Proj., 5.00%, 7/01/27, XLCA	07/12 @ 100	3,316,673
Aa3	3,000	Univ. & Coll. Impvts. RB, Joachim & Ann Residence Proj., 5.25%, 7/01/27	07/12 @ 100	3,162,930
AAA	7,000	Univ. & Coll. Impvts. RB, New York Univ. Proj., Ser. 2, 5.00%, 7/01/41, AMBAC	07/11 @ 100	7,272,580
AAA	500	Univ. & Coll. Impvts. RB, The New Sch. Proj., 5.00%, 7/01/46, MBIA	07/16 @ 100	536,790
BBB-	1,000	Herkimer Cnty. Indl. Dev. Agcy., Univ. & Coll. Impvts. RB, Herkimer Cnty. Coll.
		Foundation Proj., 6.25%, 8/01/34	08/13 @ 100	1,091,970
		Met. Transp. Auth.,
AAA	10,000	Misc. RB, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	10,547,000
AAA	5,000[4]	Trans. Impvts. RB, Ser. A, 5.00%, 11/15/11, FGIC	N/A	5,338,600
AAA	1,085	Transit RB, Ser. A, 5.00%, 11/15/25, FGIC	11/12 @ 100	1,155,015
AAA	8,470	Transit RB, Ser. A, 5.00%, 11/15/30, FSA	11/12 @ 100	8,960,921
AAA	2,660	Transit RB, Ser. E, 5.25%, 11/15/31, FGIC	11/12 @ 100	2,863,889
AAA	5,000	Transit RB, Ser. A, 5.25%, 11/15/31, FGIC	11/12 @ 100	5,383,250
		New York City Indl. Dev. Agcy.,
A	2,500	Private Primary Sch. Lease RB, Lycee Francais De New York Proj., Ser. A, 5.375%,
		6/01/23, ACA	12/12 @ 100	2,642,225
AAA	1,000	Recreational Fac. Impvts. RB, Yankee Stad. Pilot Proj., 5.00%, 3/01/36, MBIA	09/16 @ 100	1,080,040
AAA	3,500	New York City Mun. Wtr. Fin. Auth., Wtr. RB, Ser. D, 5.00%, 6/15/39, AMBAC	06/15 @ 100	3,745,595
AAA	6,000	New York City Transl. Fin. Auth., Pub. Impvts. Income Tax RB, Ser. B, 5.00%, 5/01/30,
		AMBAC	11/11 @ 101	6,325,740
AAA	5,000	New York City Trust for Cultural Recs., Recreational RB, American Museum of Natural
		History Proj., Ser. A, 5.00%, 7/01/44, MBIA	07/14 @ 100	5,303,050
BBB	3,320	New York Cntys. Tobacco Trust III, Misc. Tobacco Settlement Funded RB, 6.00%, 6/01/43	06/13 @ 100	3,593,203
AAA	6,000	Sales Tax Asset Receivable Corp., Pub. Impvts. Sales Tax RB, Ser. A, 5.00%, 10/15/32,
		AMBAC	10/14 @ 100	6,430,920
AAA	10,000	Triborough Brdg. & Tunl. Auth., Hwy. Tolls RB, Ser. E, 5.00%, 11/15/32, MBIA	11/12 @ 100	10,601,500
AAA	6,000[4]	TSASC, Inc., Rec. Recovery Impvts. Tobacco Settlement Funded RB, Ser. 1, 5.75%,
		7/15/12	N/A	6,666,480
AAA	725	Upper Mohawk Valley Regl. Wtr. Fin. Auth., Wtr. Sys. RB, Ser. A, 4.25%, 4/01/31, XCLA	04/16 @ 100	721,694
				141,927,320
		Puerto Rico—13.0%
BBB	7,600	Children's Trust Fund, Tobacco Settlement Funded RB, 5.625%, 5/15/43	05/12 @ 100	8,017,088

1

BlackRock New York Insured Municipal Income Trust (BSE) (continued)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		Puerto Rico—(cont'd)
A	$ 5,000	Indl. Tourist Edl., Med. & Env. Ctrl. Facs. Fing. Auth., Univ. & Coll. RB, Polytecnic Univ.
		of Puerto Rico Proj., Ser. A, 5.00%, 8/01/32, ACA	08/12 @ 100	$5,126,100
				13,143,188
		Total Long-Term Investments (cost $145,590,587)		155,070,508
		SHORT-TERM INVESTMENT—1.0%
		New York—1.0%
A-1+	1,000[5]	New York St. Loc. Gov't. Asst. Corp., Misc. Taxes RB, 3.40%, 12/06/06, FSA, FRWD
		(cost $1,000,000)	N/A	1,000,000
		Total Investments —154.3% (cost $146,590,5876)		$156,070,508
		Other assets in excess of liabilities —1.1%		1,085,315
		Preferred shares at redemption value, including dividends payable —(55.4)%		(56,038,774)
		Net Assets Applicable to Common Shareholders—100%		$101,117,049

__________
[1]	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]	Security is collateralized by Municipal or U.S. Treasury obligations.

[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of November 30, 2006.

[6]	Cost for federal income tax purposes is $146,600,520. The net unrealized appreciation on a tax basis is $9,469,988, consisting of $9,469,988 gross unrealized appreciation and $0 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 84.4% of the Trust's managed assets.

ACA	—	5.1%
AMBAC	—	35.0%
FGIC	—	11.1%
FSA	—	6.4%
MBIA	—	21.2%
XLCA	—	5.6%

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp,	MBIA	—	Municipal Bond Insurance Assoc,
ETM	—	Escrowed to Maturity	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co,	XLCA	—	XL Capital Assurance
FRWD	—	Floating Rate Weekly Demand

2

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BlackRock New York Insured Municipal Income Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007